Short-Term Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Short-Term Loans [Abstract]
SHORT-TERM LOANS

NOTE 8 – SHORT-TERM LOANS

On March 23, 2022, Wuxi Mingteng Mould entered into an additional short-term loan agreement with Jiangsu Wuxi Rural Commercial Bank with amount of RMB 4.5 million (approximately $0.67 million), with an annual interest rate of 4.45%. The maturity date of the loan is March 22, 2023. No collateral was required for the loan. The loan was repaid upon maturity.

On March 4, 2022, Wuxi Mingteng Mould entered into a secured short-term loan agreement with Bank of Jiangsu with amount of RMB 5 million (approximately $0.75 million), with an annual interest rate of 4%. The maturity date of the loan is March 3, 2023. Wuxi Mingteng Mould pledged two of their patent rights as collateral. The loan was repaid upon maturity.

On January 31, 2023, Wuxi Mingteng Mould entered into a short-term loan agreement with Wuxi Branch of Bank of China with amount of RMB 5 million (approximately $0.72 million), with an annual interest rate of 3.4%. The maturity date of the loan is January 30, 2024. Mr. Yingkai Xu and Ms. Jingzhu Ding provided joint personal guarantees for the loan. Wuxi Mingteng Mould had fully repaid the loan in advance on October 7, 2023.

On February 28, 2023, Wuxi Mingteng Mould entered into an additional unsecured short-term loan agreement with Bank of Jiangsu with amount of RMB 5 million (approximately $0.72 million), with an annual interest rate of 3.7%. The maturity date of the loan is February 27, 2024. Wuxi Mingteng Mould made a repayment of RMB 3 million (approximately $0.42 million) in advance on October 7, 2023, Wuxi Mingteng Mould had fully repaid the rest of the balance of RMB 2 million (approximately $0.28 million) on February 21, 2024.

On February 21, 2024, Wuxi Mingteng Mould entered into an additional unsecured short-term loan agreement with Bank of Jiangsu with principal amount of RMB 10 million (approximately $1.4 million), with an annual interest rate of 2.95%. The maturity date of the loan is February 20, 2025.

NOTE 8 - SHORT-TERM LOANS

On March 29, 2021, Wuxi Mingteng Mould entered into an additional short-term loan agreement with Jiangsu Wuxi Rural Commercial Bank with amount of RMB 4.5 million (approximately $0.71 million), with an annual interest rate of 4.45%. The maturity date of the loan is March 28, 2022. The loan was repaid upon maturity.

On March 23, 2022, Wuxi Mingteng Mould entered into an additional short-term loan agreement with Jiangsu Wuxi Rural Commercial Bank with amount of RMB 4.5 million (approximately $0.67 million), with an annual interest rate of 4.45%. The maturity date of the loan is March 22, 2023. No collateral was required for the loan. The loan was repaid upon maturity.

On March 4, 2022, Wuxi Mingteng Mould entered into a secured short-term loan agreement with Bank of Jiangsu with amount of RMB 5 million (approximately $0.75 million), with an annual interest rate of 4%. The maturity date of the loan is March 3, 2023. Wuxi Mingteng Mould pledged two of their patent rights as collateral. The loan was repaid upon maturity.

On March 16, 2022, Wuxi Mingteng Mould entered into an unsecured short-term loan agreement with Bank of Jiangsu with amount of RMB 2 million (approximately $0.30 million), with an annual interest rate of 5.13%. The maturity date of the loan is April 1, 2022. No collateral was required for the loan. The loan was repaid upon maturity.

On January 31, 2023, Wuxi Mingteng Mould entered into a short-term loan agreement with Wuxi Branch of Bank of China with amount of RMB 5 million (approximately $0.72 million), with an annual interest rate of 3.4%. The maturity date of the loan is January 30, 2024. Mr. Yingkai Xu and Ms. Jingzhu Ding provided joint personal guarantees for the loan. Wuxi Mingteng Mould had fully repaid the loan in advance on October 7, 2023.

On February 28, 2023, Wuxi Mingteng Mould entered into an additional unsecured short-term loan agreement with Bank of Jiangsu with amount of RMB 5 million (approximately $0.72 million), with an annual interest rate of 3.7%. The maturity date of the loan is February 27, 2024. Wuxi Mingteng Mould made a repayment of RMB 3 million (approximately $0.42 million) in advance on October 7, 2023.